Marketable debt securities - Senior Unsecured Notes (Details) - MXN ($) $ in Millions	Dec. 31, 2020	Apr. 14, 2020	Dec. 31, 2019
Financial liabilities
Total financial liabilities	$ 1,644,023		$ 1,299,114
Marketable debt securities
Financial liabilities
Total financial liabilities	132,117		114,457
Senior Unsecured Notes
Financial liabilities
Financial liabilities	54,586
Accrued interest	490		105
Total financial liabilities	55,076		18,849
Senior Unsecured Notes November 9, 2022
Financial liabilities
Financial liabilities	$ 19,827		$ 18,744
Interest rate (as a percent)	4.125%		4.125%
Senior Unsecured Note, April 17, 2025
Financial liabilities
Financial liabilities	$ 34,759
Interest rate (as a percent)	5.375%	5.375%